Preferred Stock (Details) - USD ($)								1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 15, 2021	Sep. 13, 2021	Sep. 13, 2021	Feb. 11, 2021	Oct. 18, 2022	Mar. 22, 2022	Dec. 31, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 14, 2019	Apr. 20, 2018
Preferred Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)										$ 0.001			$ 0.001		$ 0.001	$ 0.001
Number of common shares sold under offering							40,000
Aggregate net proceeds from the offering (in Dollars)						$ 50,600,000								$ 46,906,000	$ 46,906,000	$ 50,585,000
Subscription amout (in Dollars)					$ 920
Stock percentage					8.00%
Aggregate subscription amount (in Dollars)					$ 54,100,000	$ 54,100,000
Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of common shares sold under offering								253,112
Subscription price (in Dollars per share)					$ 920	$ 920
Original issue discount					8.00%	8.00%
Aggregate subscription value (in Dollars)					$ 54,100,000	$ 54,100,000
Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized													5,000,000
Preferred stock, par value (in Dollars per share)													$ 0.001
Warrant [Member]
Preferred Stock (Details) [Line Items]
Number of common shares sold under offering								3,846,153
Warrant [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of common shares sold under offering						626,667
Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized										5,000,000					5,000,000
Preferred stock, par value (in Dollars per share)										$ 0.001					$ 0.001
Series 4 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized										10,415			10,415		10,415	10,415		10,415
Preferred stock, par value (in Dollars per share)																		$ 1,000
Series preferred stock conversion value (in Dollars per share)																		$ 16,740
Preferred stock, shares outstanding										1			1		1	1
Series 5 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized										12,000			12,000		12,000	12,000	12,000
Preferred stock, par value (in Dollars per share)																	$ 1,000
Series preferred stock conversion value (in Dollars per share)																	$ 11,238.75
Preferred stock, shares outstanding										126			126		126	126
Series 7 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
convertible preferred stock, shares issued					58,750	58,750				58,750		58,750			58,750	58,750
Par value (in Dollars per share)					$ 0.001	$ 0.001
Per share (in Dollars per share)					1,000	$ 1,000						$ 1,000
Mezzanine equity, convertible preferred shares, maximum voting power percentage						19.99%
Temporary equity convertible conversion price (in Dollars per share)					$ 93.75	$ 93.75
Aggregate net proceeds from the offering (in Dollars)					$ 50,600,000
Series 7 Preferred Stock converted to common stock												9,500				9,500
Aggregate cash paid			49,250	49,250					49,250
Approximately cash paid (in Dollars)	$ 49,300,000		$ 49,300,000	$ 49,300,000					$ 49,300,000		$ 49,300,000
Convertible preferred stock, shares outstanding										0			0		0
Preferred stock, shares outstanding										0					0
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of common shares sold under offering						58,750
Aggregate subscription value (in Dollars)					$ 54,100,000	$ 54,100,000
Series 7 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Aggregate cash paid									49,250
Series 7 Convertible Preferred Stock [Member] | Warrant [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of common shares sold under offering					626,667
Common Stock [Member]
Preferred Stock (Details) [Line Items]
Temporary equity convertible conversion price (in Dollars per share)					$ 93.75	$ 93.75
Series 7 Preferred Stock converted to common stock										101,334
Common Stock [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of common shares sold under offering						626,667
Series 8 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		53,197.7234	53,197.7234						53,197.7234
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001						$ 0.001
convertible preferred stock, shares issued										53,197.7234					53,197.7234	53,197.7234
Number of common shares sold under offering		1,503,726	1,503,726
Subscription price (in Dollars per share)		$ 940	$ 940						$ 940
Original issue discount		6.00%	6.00%						6.00%
Aggregate subscription value (in Dollars)		$ 50,000,000	$ 50,000,000						$ 50,000,000
Aggregate net proceeds from the offering (in Dollars)		$ 46,900,000	$ 46,900,000						$ 46,900,000
Aggregate cash paid									53,197.72	53,197.72
Approximately cash paid (in Dollars)									$ 53,200,000	$ 53,200,000
Mezzanine equity, convertible preferred shares, stated value per share (in Dollars per share)		$ 1,000	$ 1,000						$ 1,000
Mezzanine equity, convertible preferred shares, maximum voting power percentage		19.99%	19.99%						19.99%
Preferred stock, convertible, conversion price (in Dollars per share)		$ 35.38	$ 35.38						$ 35.38
Preferred stock, shares outstanding										0			0		0
Series 8 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		53,197.7234	53,197.7234						53,197.7234
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001						$ 0.001
Number of common shares sold under offering		1,503,726							1,503,726
Subscription price (in Dollars per share)		$ 940	$ 940						$ 940
Original issue discount		6.00%	6.00%						6.00%
Aggregate subscription value (in Dollars)		$ 50,000,000	$ 50,000,000						$ 50,000,000
Warrant [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of common shares sold under offering						626,667
Preferred Stock [Member] | Series 8 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		53,197.7234	53,197.7234						53,197.7234
Mezzanine equity, convertible preferred shares, stated value per share (in Dollars per share)		$ 1,000	$ 1,000						$ 1,000